Financial Instruments and Risk Management - Effect on Consolidated Statements of Income of Derivative Instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	$ (3)	$ (39)
Gain (loss) reclassified from OCI into earnings	(79)	1
Foreign Exchange Forward Contracts [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(1)	(18)
Gain (loss) reclassified from OCI into earnings	(36)	(2)
Foreign Exchange Forward Contracts [Member] | Selling, General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative		(1)
Gain (loss) reclassified from OCI into earnings	(4)	(1)
Foreign Exchange Forward Contracts [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(1)	(6)
Gain (loss) reclassified from OCI into earnings	(15)	(2)
Currency Collars [Member] | Cost of Sales [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative	(1)	(9)
Gain (loss) reclassified from OCI into earnings	(15)	6
Currency Collars [Member] | Selling, General and Administrative [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative		(1)
Gain (loss) reclassified from OCI into earnings	(2)
Currency Collars [Member] | Research and Development [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) deferred in OCI on derivative		$ (4)
Gain (loss) reclassified from OCI into earnings	$ (7)